Guarantor/Non-Guarantor Financial Information (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 02, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Supplemental condensed consolidating statements of operations
Net sales	$ 358,115,000	$ 365,434,000	$ 312,031,000	$ 312,290,000	$ 269,259,000	$ 334,067,000	$ 321,296,000	$ 305,529,000	$ 1,347,870,000	$ 1,230,151,000	$ 1,219,471,000
Cost and expenses:
Cost of goods sold									808,363,000	751,449,000	709,971,000
Selling, general and administrative									455,045,000	414,235,000	398,053,000
Asset impairment loss									827,000
Amortization expense									678,000	289,000	289,000
Restructuring expenses									2,421,000
Royalty (income) expense, net									(20,070,000)	(19,413,000)	(17,529,000)
Income from operations									100,606,000	83,591,000	128,687,000
Interest expense									89,305,000	87,743,000	85,617,000
Refinancing and extinguishment of debt									3,748,000	1,222,000	3,759,000
Other (income) expense, net									(605,000)	(451,000)	(226,000)
Income (loss) before income taxes									8,158,000	(4,923,000)	39,537,000
Income tax provision									12,548,000	4,104,000	18,488,000
Equity in earnings of unconsolidated affiliates									5,175,000	3,371,000	3,611,000
Income (loss) from continuing operations	(3,746,000)	110,000	2,815,000	1,606,000	(14,025,000)	7,489,000	750,000	130,000	785,000	(5,656,000)	24,660,000
Loss from discontinued operations	(148,000)	(307,000)	(1,137,000)	(370,000)	(1,182,000)	(891,000)	(1,127,000)	(1,032,000)	(1,962,000)	(4,232,000)	(38,399,000)
Net loss									(1,177,000)	(9,888,000)	(13,739,000)
Net loss attributable to noncontrolling interests	1,096,000	91,000							(1,187,000)
Net income (loss) attributable to common shareholders	(2,798,000)	(106,000)	1,678,000	1,236,000	(15,207,000)	6,598,000	(377,000)	(902,000)	10,000	(9,888,000)	(13,739,000)
Sealy Corporation
Cost and expenses:
Selling, general and administrative										7,000	4,000
Royalty (income) expense, net											(1,000)
Income from operations										(7,000)	(3,000)
Interest expense											1,000
Loss (income) from equity investees									2,648,000	9,549,000	16,983,000
Capital charge and intercompany interest allocation									(307,000)	(303,000)	(319,000)
Income (loss) before income taxes									(2,341,000)	(9,253,000)	(16,668,000)
Income tax provision									(2,351,000)	635,000	(3,181,000)
Income (loss) from continuing operations									10,000	(9,888,000)	(13,487,000)
Loss from discontinued operations											(252,000)
Net loss									10,000	(9,888,000)	(13,739,000)
Net income (loss) attributable to common shareholders									10,000
Sealy Mattress Corporation
Cost and expenses:
Interest expense									318,000	307,000	319,000
Loss (income) from equity investees									2,330,000	9,242,000	16,664,000
Income (loss) before income taxes									(2,648,000)	(9,549,000)	(16,983,000)
Income (loss) from continuing operations									(2,648,000)	(9,549,000)	(16,983,000)
Net loss									(2,648,000)	(9,549,000)	(16,983,000)
Net income (loss) attributable to common shareholders									(2,648,000)
Sealy Mattress Company
Supplemental condensed consolidating statements of operations
Net sales									93,342,000	85,993,000	82,045,000
Cost and expenses:
Cost of goods sold									50,812,000	47,832,000	49,007,000
Selling, general and administrative									10,495,000	7,969,000	7,552,000
Income from operations									32,035,000	30,192,000	25,486,000
Interest expense									84,996,000	83,614,000	81,618,000
Refinancing and extinguishment of debt									3,748,000	1,222,000	3,759,000
Other (income) expense, net									45,000
Loss (income) from equity investees									(3,000)	5,938,000	14,384,000
Capital charge and intercompany interest allocation									(52,804,000)	(48,977,000)	(55,765,000)
Income (loss) before income taxes									(3,947,000)	(11,605,000)	(18,510,000)
Income tax provision									(1,617,000)	(2,363,000)	(1,846,000)
Income (loss) from continuing operations									(2,330,000)	(9,242,000)	(16,664,000)
Net loss									(2,330,000)	(9,242,000)	(16,664,000)
Net income (loss) attributable to common shareholders									(2,330,000)
Combined Guarantor Subsidiaries
Supplemental condensed consolidating statements of operations
Net sales									959,245,000	893,141,000	902,131,000
Cost and expenses:
Cost of goods sold									585,906,000	566,171,000	540,751,000
Selling, general and administrative									357,600,000	329,743,000	320,241,000
Asset impairment loss									827,000
Amortization expense									289,000	289,000	289,000
Restructuring expenses									2,421,000
Royalty (income) expense, net									(20,070,000)	(19,413,000)	(17,528,000)
Income from operations									32,272,000	16,351,000	58,378,000
Interest expense									2,455,000	2,355,000	2,507,000
Other (income) expense, net									(13,000)	(7,000)	1,000
Loss (income) from non-guarantor equity investees									(24,258,000)	(20,926,000)	3,707,000
Capital charge and intercompany interest allocation									50,634,000	45,782,000	51,682,000
Income (loss) before income taxes									3,454,000	(10,853,000)	481,000
Income tax provision									3,450,000	(3,979,000)	10,860,000
Income (loss) from continuing operations									4,000	(6,874,000)	(10,379,000)
Loss from discontinued operations										775,000	(3,886,000)
Net loss									4,000	(6,099,000)	(14,265,000)
Net income (loss) attributable to common shareholders									4,000
Combined Non-Guarantor Subsidiaries
Supplemental condensed consolidating statements of operations
Net sales									308,174,000	271,546,000	262,125,000
Cost and expenses:
Cost of goods sold									184,535,000	158,158,000	147,056,000
Selling, general and administrative									86,950,000	76,516,000	70,256,000
Amortization expense									389,000
Income from operations									36,300,000	36,872,000	44,813,000
Interest expense									1,536,000	1,467,000	1,172,000
Other (income) expense, net									(637,000)	(444,000)	(227,000)
Capital charge and intercompany interest allocation									2,477,000	3,498,000	4,402,000
Income (loss) before income taxes									32,924,000	32,351,000	39,466,000
Income tax provision									13,066,000	9,789,000	12,523,000
Equity in earnings of unconsolidated affiliates									5,175,000	3,371,000	3,611,000
Income (loss) from continuing operations									25,033,000	25,933,000	30,554,000
Loss from discontinued operations									(1,962,000)	(5,007,000)	(34,261,000)
Net loss									23,071,000	20,926,000	(3,707,000)
Net loss attributable to noncontrolling interests									(1,187,000)
Net income (loss) attributable to common shareholders									24,258,000
Eliminations
Supplemental condensed consolidating statements of operations
Net sales									(12,891,000)	(20,529,000)	(26,830,000)
Cost and expenses:
Cost of goods sold									(12,890,000)	(20,712,000)	(26,843,000)
Income from operations									(1,000)	183,000	13,000
Loss (income) from equity investees									(4,975,000)	(24,729,000)	(48,031,000)
Loss (income) from non-guarantor equity investees									24,258,000	20,926,000	(3,707,000)
Income (loss) before income taxes									(19,284,000)	3,986,000	51,751,000
Income tax provision										22,000	132,000
Income (loss) from continuing operations									(19,284,000)	3,964,000	51,619,000
Net loss									(19,284,000)	3,964,000	51,619,000
Net income (loss) attributable to common shareholders									$ (19,284,000)